OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 657	$ 68
financing receivables	275	0
Advances to suppliers	280	1,117
Government institutions	354	271
Guaranty held by customer	458	566
Other	542	39
Other current assets	$ 2,566	$ 2,061